Warrant Liability - Schedule of Changes in the Fair Value of the Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Fair Value of the Warrant Liability [Line Items]
Warrant liability, balance	$ 160
Changes in fair value	(160)	$ (463)	$ (62)
Warrant liability, balance		160
Warrant liability [Member]
Schedule of Changes in the Fair Value of the Warrant Liability [Line Items]
Warrant liability, balance	160	623	685
Changes in fair value	(160)	(463)	(62)
Warrant liability, balance		$ 160	$ 623